4. STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Stock-based compensation costs	$ 60,901	$ 100,323	$ 241,388	$ 125,675
Options granted	0
Unrecognized compensation costs related to options vesting			0
Aggregate intrinsic value of "in the money" outstanding	$ 25,140		16,400
Aggregate intrinsic value of "in the money" exercisable	25,140		11,400
Selling, General and Administrative Expenses [Member]
Stock-based compensation costs	42,915	36,257	123,370	107,300
Research and Development Expenses [Member]
Stock-based compensation costs	9,317	29,391	57,338	18,375
Cost of Goods Sold [Member]
Stock-based compensation costs	$ 8,669	$ 34,675	$ 60,680	$ 0